S000045648 [Member] Investment Objectives and Goals - iShares Core Dividend Growth ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® CORE DIVIDEND GROWTH ETF Ticker: DGROStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Core Dividend Growth ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities with a history of consistently growing dividends.